Summary Of Significant Accounting Policies (Schedule Of Regulatory Assets And Liabilities) (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Regulatory Assets And Liabilities [Line Items]
Noncurrent regulatory assets	$ 8,542,048	$ 7,547,729
Total regulatory assets	9,947,657	8,221,050
Total regulatory liabilities	12,079,452	11,816,087
Under-Recovery Of Gas Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Current regulatory assets	687,194
Accrued Pension And Postretirement Medical [Member]
Regulatory Assets And Liabilities [Line Items]
Current regulatory assets	706,470	661,376
Noncurrent regulatory assets	8,433,855	7,421,159
Utility Property, In Service, Other [Member]
Regulatory Assets And Liabilities [Line Items]
Noncurrent regulatory assets	11,945	11,945
Premium On Early Retirement Of Debt [Member]
Regulatory Assets And Liabilities [Line Items]
Noncurrent regulatory assets	96,193	126,570
Other [Member]
Regulatory Assets And Liabilities [Line Items]
Noncurrent regulatory assets	12,000
Over-Recovery Of Gas Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Current regulatory liabilities		355,476
Asset Retirement Obligations [Member]
Regulatory Assets And Liabilities [Line Items]
Noncurrent regulatory liabilities	4,251,295	3,863,933
Regulatory Cost Of Retirement Obligations [Member]
Regulatory Assets And Liabilities [Line Items]
Noncurrent regulatory liabilities	$ 7,828,157	$ 7,596,678